Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

17010330

Electronic Mail Only

March 7, 2017

CENTNAS
001-37987

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

By letter dated January 23, 2017 I advised you that the Exchange had received a Form 8-A from AppDynamics, Inc. for registration of its common stock and the Exchange had approved the security for listing and registration (add the phrase "upon official notice of issuance" for IPOs).

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

William Slattery